GOLDMAN SACHS TRUST

Institutional Shares of the

Goldman Sachs Tactical Tilt Overlay Fund

(the “Portfolio”)

Supplement dated November 22, 2016 to the

Prospectus, the Summary Prospectus

and the Statement of Additional Information (“SAI”),

each dated February 26, 2016, as supplemented to date

Effective immediately, Alec Stais will no longer serve as a portfolio manager for the Portfolio. Accordingly, all references to Mr. Stais in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

TACTTBDSTK 11-16